Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital	Share premium	Retained earnings	Other comprehensive income recognized directly in equity, net of tax	of which: foreign currency translation	of which: financial assets at fair value through other comprehensive income	of which: cash flow hedges	Total equity attributable to shareholders	Non-controlling interests
Balance at Dec. 31, 2020	$ 58,073	$ 338	$ 24,580	$ 25,251	$ 7,585	$ 5,126	$ 151	$ 2,321	$ 57,754	$ 319
Premium on shares issued and warrants exercised	(7)		(7)						(7)
Tax (expense) / benefit	(102)		(102)						(102)
Dividends	(4,542)			(4,539)					(4,539)	(4)
Translation effects recognized directly in retained earnings	0			18	(18)		0	(18)	0
Share of changes in retained earnings of associates and joint ventures	1			1					1
New consolidations / (deconsolidations) and other increases / (decreases)	193		182						182	12
Total comprehensive income for the year	4,826			7,180	(2,368)	(510)	(157)	(1,675)	4,813	13
of which: net profit / (loss)	7,061			7,032					7,032	29
of which: OCI, net of tax	(2,235)			148	(2,368)	(510)	(157)	(1,675)	(2,220)	(16)
Balance at Dec. 31, 2021	58,442	338	24,653	27,912	5,200	4,617	(7)	628	58,102	340
Premium on shares issued and warrants exercised	(14)		(14)						(14)
Tax (expense) / benefit	5		5						5
Dividends	(4,209)			(4,200)					(4,200)	(9)
Translation effects recognized directly in retained earnings	0			69	(69)		0	(69)	0
Share of changes in retained earnings of associates and joint ventures	0			0					0
New consolidations / (deconsolidations) and other increases / (decreases)	(3)		4	3	(3)		(3)		4	(7)
Total comprehensive income for the year	2,719			7,961	(5,260)	(519)	6	(4,793)	2,701	18
of which: net profit / (loss)	7,116			7,084					7,084	32
of which: OCI, net of tax	(4,396)			877	(5,260)	(519)	6	(4,793)	(4,383)	(14)
Equity attributable to shareholders at the end of the period at Dec. 31, 2022	56,598
Balance at Dec. 31, 2022	56,940	338	24,648	31,746	(133)	4,098	(4)	(4,234)	56,598	342
Equity attributable to non-controlling interests	342
Premium on shares issued and warrants exercised	(19)		(19)						(19)
Tax (expense) / benefit	12		12						12
Dividends	(6,004)			(6,000)					(6,000)	(4)
Translation effects recognized directly in retained earnings	0			127	(127)		0	(127)	0
Share of changes in retained earnings of associates and joint ventures	(1)			(1)					(1)
Share capital currency change	0	48	(48)						0
New consolidations / (deconsolidations) and other increases / (decreases)	15		45	0					45	(31)
Total comprehensive income for the year	4,625			2,363	2,235	849	5	1,400	4,598	27
of which: net profit / (loss)	3,315			3,290					3,290	25
of which: OCI, net of tax	1,311			(927)	2,235	849	5	1,400	1,308	2
Equity attributable to shareholders at the end of the period at Dec. 31, 2023	55,234
Balance at Dec. 31, 2023	55,569	$ 386	$ 24,638	$ 28,235	$ 1,974	$ 4,947	$ 1	$ (2,961)	$ 55,234	$ 335
Equity attributable to non-controlling interests	$ 335